Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Capital assets [Line Items]
Depreciation	$ 23,290	$ 22,676
Balance	99,993	115,608
Office space [Member]
Disclosure of Capital assets [Line Items]
Depreciation	9,835	9,745
Balance	49,134	53,777
Gas processing facilities [Member]
Disclosure of Capital assets [Line Items]
Depreciation	7,109	7,089
Balance	27,593	34,701
Oil storage facilities [Member]
Disclosure of Capital assets [Line Items]
Depreciation	2,738	2,633
Balance	15,231	16,803
Vehicles and equipment [Member]
Disclosure of Capital assets [Line Items]
Depreciation	3,608	3,209
Balance	$ 8,035	$ 10,327